SEGMENT AND DISAGGREGATED REVENUE INFORMATION (Tables)	12 Months Ended
Jan. 02, 2021
Segment Reporting [Abstract]
Schedule Of Revenue From External Customers By Geographic Area And Product Group

(In millions)	2020	2019	2018

Net sales to unaffiliated customers
Label and Graphic Materials:
U.S.	$1,294.3	$1,246.6	$1,256.0
Europe	1,758.1	1,767.9	1,851.3
Asia	1,040.8	1,065.0	1,081.2
Latin America	340.3	375.4	367.8
Other international	281.6	291.0	294.8

Total Label and Graphic Materials	4,715.1	4,745.9	4,851.1

Retail Branding and Information Solutions:
Apparel	1,432.3	1,458.5	1,441.7
Printer Solutions	198.6	191.8	171.5

Total Retail Branding and Information Solutions	1,630.9	1,650.3	1,613.2

Industrial and Healthcare Materials	625.5	673.9	694.7

Net sales to unaffiliated customers	$6,971.5	$7,070.1	$7,159.0
Revenue by geographic area is shown below. Revenue is attributed to geographic areas based on the location from which products are shipped.

(In millions)	2020	2019	2018

Net sales to unaffiliated customers
U.S.	$1,683.6	$1,638.8	$1,625.1
Europe	2,164.7	2,160.2	2,251.4
Asia	2,378.5	2,458.5	2,473.2
Latin America	440.3	498.3	490.0
Other international	304.4	314.3	319.3

Net sales to unaffiliated customers	$6,971.5	$7,070.1	$7,159.0
Net sales to unaffiliated customers in Asia included sales in China (including Hong Kong) of $1.31 billion in 2020, $1.38 billion in 2019, and $1.43 billion in 2018.

Schedule of Segment Reporting Information, by Segment

(In millions)	2020	2019	2018

Intersegment sales
Label and Graphic Materials	$80.3	$80.2	$78.7
Retail Branding and Information Solutions	27.5	20.6	4.7
Industrial and Healthcare Materials	6.4	8.8	8.8

Intersegment sales	$114.2	$109.6	$92.2

Income before taxes
Label and Graphic Materials	$688.8	$601.5	$568.2
Retail Branding and Information Solutions	144.7	196.6	170.4
Industrial and Healthcare Materials	58.2	60.0	62.9
Corporate expense	(82.5)	(87.6)	(83.4)
Interest expense	(70.0)	(75.8)	(58.5)
Other non-operating expense (income), net	(1.9)	(445.2)	(104.8)

Income before taxes	$737.3	$249.5	$554.8

Capital expenditures (1)
Label and Graphic Materials	$87.3	$137.8	$151.5
Retail Branding and Information Solutions	101.6	63.1	57.1
Industrial and Healthcare Materials	17.3	24.2	19.3

Capital expenditures	$206.2	$225.1	$227.9

Depreciation and amortization expense (1)
Label and Graphic Materials	$107.0	$100.2	$104.7
Retail Branding and Information Solutions	71.6	52.6	49.0
Industrial and Healthcare Materials	26.7	26.2	27.3

Depreciation and amortization expense	$205.3	$179.0	$181.0

Other expense (income), net by reportable segment
Label and Graphic Materials	$22.2	$28.3	$61.8
Retail Branding and Information Solutions	22.7	9.9	11.4
Industrial and Healthcare Materials	8.4	9.4	(1.0)
Corporate	.3	5.6	(2.3)

Other expense (income), net	$53.6	$53.2	$69.9

Other expense (income), net by type
Restructuring charges:
Severance and related costs	$49.1	$45.3	$63.0
Asset impairment charges and lease cancellation costs	6.2	5.1	10.7
Other items:
Transaction and related costs	4.2	2.6	–
Legal settlement	–	3.4	–
Argentine peso remeasurement transition loss	–	–	3.4
Other restructuring-related charge	–	–	.5
Net gain on investments	(5.4)	–	–
Net gain on sales of assets	(.5)	(3.2)	(2.7)
Reversal of acquisition-related contingent consideration	–	–	(5.0)

Other expense (income), net	$53.6	$53.2	$69.9
(1)	Corporate capital expenditures and depreciation and amortization expense are allocated to the segments based on their percentage of consolidated net sales.

Schedule of Entity Wide Disclosure on Geographic Areas Long Lived Assets in Individual Countries

(In millions)	2020	2019	2018

Property, plant and equipment, net
U.S.	$403.1	$366.9	$317.3
International	940.6	843.8	820.1

Property, plant and equipment, net	$1,343.7	$1,210.7	$1,137.4